Prepaid Expenses and Other Current Assets - Narrative (Details) - USD ($) $ in Thousands	Oct. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Research and development claims receivable		$ 36,548	$ 23,678
Subsequent Event | Her Majesty's Revenue and Customs (HMRC)
Income Tax Contingency [Line Items]
Research and development claims receivable	$ 19,100